Exhibit 99.1

Hyundai Auto Receivables Trust 2015-C
Monthly Servicing Report

Collection Period	November 2018
Distribution Date	12/17/18
Transaction Month	39
30/360 Days	30
Actual/360 Days	32

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	August 14, 2015
Closing Date:	September 16, 2015

		Dollars	Units	WAC	WARM
Original Pool Balance:		$1,061,790,025.14	57,449	3.31%	58.28
Original Adj. Pool Balance:		$1,020,665,769.69

		Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$211,000,000.00	19.872%	0.39000%		September 15, 2016
Class A-2-A Notes	Fixed	$250,000,000.00	23.545%	0.99000%		November 15, 2018
Class A-2-B Notes	Floating	$145,000,000.00	13.656%	LIBOR + 0.37%		November 15, 2018
Class A-3 Notes	Fixed	$255,000,000.00	24.016%	1.46000%		February 18, 2020
Class A-4 Notes	Fixed	$83,630,000.00	7.876%	1.78000%		November 15, 2021
Class B Notes	Fixed	$18,370,000.00	1.730%	2.15000%		November 15, 2021
Class C Notes	Fixed	$27,560,000.00	2.596%	2.55000%		November 15, 2021
Class D Notes	Fixed	$22,450,000.00	2.114%	3.15000%		June 15, 2022
Total Securities		$1,013,010,000.00	95.406%

Overcollateralization		$7,655,769.69	0.721%
YSOA		$41,124,255.45	3.873%
Total Original Pool Balance		$1,061,790,025.14	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2-A Notes	$-	-	$-	-	$-
Class A-2-B Notes	$-	-	$-	-	$-
Class A-3 Notes	$18,932,809.52	0.0742463	$6,616,815.54	0.0259483	$12,315,993.98
Class A-4 Notes	$83,630,000.00	1.0000000	$83,630,000.00	1.0000000	$-
Class B Notes	$18,370,000.00	1.0000000	$18,370,000.00	1.0000000	$-
Class C Notes	$27,560,000.00	1.0000000	$27,560,000.00	1.0000000	$-
Class D Notes	$22,450,000.00	1.0000000	$22,450,000.00	1.0000000	$-
Total Securities	$170,942,809.52	0.1687474	$158,626,815.54	0.1565896	$12,315,993.98

Weighted Avg. Coupon (WAC)	3.09%		3.10%
Weighted Avg. Remaining Maturity (WARM)	23.05		22.22
Pool Receivables Balance	$191,570,878.89		$178,787,542.24
Remaining Number of Receivables	28,180		27,525

Adjusted Pool Balance	$186,252,796.07		$173,936,802.09

III. COLLECTIONS

Principal:
Principal Collections	$12,583,569.88
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$302,500.20
Total Principal Collections	$12,886,070.08

Interest:
Interest Collections	$501,425.02
Late Fees & Other Charges	$35,207.10
Interest on Repurchase Principal	$-
Total Interest Collections	$536,632.12

Collection Account Interest	$20,158.26
Reserve Account Interest	$4,350.13
Servicer Advances	$-

Total Collections	$13,447,210.59

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Hyundai Auto Receivables Trust 2015-C
Monthly Servicing Report

Collection Period	November 2018
Distribution Date	12/17/18
Transaction Month	39
30/360 Days	30
Actual/360 Days	32

IV. DISTRIBUTIONS

Total Collections	$13,447,210.59
Reserve Account Release	$-
Reserve Account Draw	$-
Total Available for Distribution	$13,447,210.59

			Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1.	Servicing Fee @1.00%:
	Servicing Fee Due	1.00%	$159,642.40	$-	$159,642.40	159,642.40
	Collection Account Interest					$20,158.26
	Late Fees & Other Charges					$35,207.10
Total due to Servicer						$215,007.76

2.	Class A Noteholders Interest:
	Class A-1 Notes		$-		$-
	Class A-2-A Notes		$-		$-
	Class A-2-B Notes		$-		$-
	Class A-3 Notes		$23,034.92		$23,034.92
	Class A-4 Notes		$124,051.17		$124,051.17

	Total Class A interest:		$147,086.09		$147,086.09	147,086.09

3.	First Priority Principal Distribution:		$-		$-	0.00

4.	Class B Noteholders Interest:		$32,912.92		$32,912.92	32,912.92

5.	Second Priority Principal Distribution:		$-		$-	0.00

6.	Class C Noteholders Interest:		$58,565.00		$58,565.00	58,565.00

7.	Third Priority Principal Distribution:		$-		$-	0.00

8.	Class D Noteholders Interest:		$58,931.25		$58,931.25	58,931.25

	Available Funds Remaining:					$12,934,707.57

9.	Regular Principal Distribution Amount:					12,315,993.98

			Distributable Amount		Paid Amount
	Class A-1 Notes				$-
	Class A-2-A Notes				$-
	Class A-2-B Notes				$-
	Class A-3 Notes				$12,315,993.98
	Class A-4 Notes				$-
	Class A Notes Total:		$12,315,993.98		$12,315,993.98
	Class B Notes Total:		$-		$-
	Class C Notes Total:		$-		$-
	Class D Notes Total:		$-		$-
	Total Noteholders Principal		$12,315,993.98		$12,315,993.98

10.	Required Deposit to Reserve Account					0.00

11.	Trustee Expenses					0.00

12.	Remaining Available Collections Released to Certificateholder					618,713.59

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$5,318,082.82
Beginning Period Amount	$5,318,082.82
Current Period Amortization	$467,342.67
Ending Period Required Amount	$4,850,740.15
Ending Period Amount	$4,850,740.15
Next Distribution Date Required Amount	$4,406,718.28

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Hyundai Auto Receivables Trust 2015-C
Monthly Servicing Report

Collection Period	November 2018
Distribution Date	12/17/18
Transaction Month	39
30/360 Days	30
Actual/360 Days	32

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.25%
Beginning Period Required Amount	$2,551,664.42
Beginning Period Amount	$2,551,664.42
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.25% of APB of cut-off date)	$2,551,664.42
Ending Period Amount	$2,551,664.42

VII. OVERCOLLATERALIZATION

Overcollateralization Target	1.50%
Overcollateralization Floor	1.50%

	Beginning	Ending	Target
Overcollateralization Amount	$15,309,986.55	$15,309,986.55	$15,309,986.55
Overcollateralization as a % of Original Adjusted Pool	1.50%	1.50%	1.50%
Overcollateralization as a % of Current Adjusted Pool	8.22%	8.80%	8.80%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

Delinquent Receivables	Units Percent	Units	Dollars Percent	Amount
Current	98.29%	27,055	97.66%	$174,601,786.96
30 - 60 Days	1.34%	369	1.83%	$3,269,873.84
61 - 90 Days	0.31%	86	0.45%	$797,228.92
91-120 Days	0.05%	15	0.07%	$118,652.52
121 + Days	0.00%	0	0.00%	$-
Total		27,525		$178,787,542.24

Delinquent Receivables 30+ Days Past Due
Current Period	1.71%	470	2.34%	$4,185,755.28
1st Preceding Collection Period	1.63%	459	2.22%	$4,251,554.20
2nd Preceding Collection Period	1.63%	470	2.19%	$4,497,012.91
3rd Preceding Collection Period	1.51%	445	2.00%	$4,371,892.54
Four-Month Average	1.62%		2.19%

Repossession in Current Period		15		$138,893.75
Repossession Inventory		49		$80,738.63

Current Charge-Offs
Gross Principal of Charge-Offs				$199,766.77
Recoveries				$(302,500.20)
Net Loss				$(102,733.43)

Ratio of Current Net Loss to Beginning Pool Balance (annualized)				-0.64%

Average Pool Balance for Current Period				$185,179,210.57

Ratio of Current Net Loss to Average Pool Balance (annualized)
Current Period				-0.67%
1st Preceding Collection Period				0.66%
2nd Preceding Collection Period				0.45%
3rd Preceding Collection Period				0.76%
Four-Month Average				0.30%

Cumulative Charge-Offs		Change in units from prior period	Cumulative Units	Cumulative Amount
Gross Principal of Charge-Offs		27	2,207	$27,911,500.95
Recoveries		42	1,986	$(15,773,389.15)
Net Loss				$12,138,111.80
Cumulative Net Loss as a % of Initial Pool Balance				1.14%

Net Loss for Receivables that have experienced a Net Loss *		12	1,582	$12,206,239.65
Average Net Loss for Receivables that have experienced a Net Loss				$7,715.70

Principal Balance of Extensions				$662,194.20
Number of Extensions				69

* Excludes receivables with recovered amounts equal to or in excess of principal charge-offs due to the recovery of assessments, such as interest and fees.

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